Consolidated And Combined Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 9,633,000	$ 22,047,000	$ 235,033,000	$ 83,568,000	$ 324,020,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities
(Income) loss from discontinued operations, net of taxes	(781,000)	(1,493,000)	(78,707,000)	2,846,000	(136,167,000)
Depreciation and amortization	19,661,000	18,071,000	74,130,000	71,740,000	64,879,000
Amortization of deferred major repair costs	169,000	133,000	575,000	163,000
Deferred and noncurrent income tax charges (credits)	(4,556,000)	(1,272,000)	(7,262,000)	(16,463,000)	22,948,000
Impairment of properties				60,988,000
Accretion on discounted liabilities	297,000	269,000	1,096,000	980,000	879,000
Pretax (gains) losses from sale of assets	(170,000)	(8,000)	(5,995,000)	1,005,000	363,000
Net decrease (increase) in noncash operating working capital	84,752,000	55,205,000	74,865,000	32,553,000	(271,046,000)
Other operating activities - net	3,698,000	(178,000)	13,215,000	(1,088,000)	2,673,000
Net cash provided by continuing operations	112,703,000	92,774,000	306,950,000	236,292,000	8,549,000
Net cash provided by (required by) discontinued operations	134,000	(1,335,000)	49,748,000	1,135,000	179,824,000
Net cash provided by operating activities	112,837,000	91,439,000	356,698,000	237,427,000	188,373,000
Investing Activities
Property additions	(23,739,000)	(67,473,000)	(164,536,000)	(104,496,000)	(99,819,000)
Proceeds from sale of assets	279,000	22,000	6,113,000	364,000	363,000
Expenditures for major repairs	(728,000)	(280,000)	(726,000)	(250,000)
Other investing activities - net			52,000		2,453,000
Investing activities of discontinued operations
Sales proceeds	1,097,000		173,118,000		950,010,000
Other		(40,000)	(1,129,000)	(7,706,000)	(40,127,000)
Net cash provided by (required by) investing activities	(23,091,000)	(67,771,000)	12,892,000	(112,088,000)	812,880,000
Financing Activities
Repayments of long-term debt	(15,000,000)	(12,000)	(81,170,000)	(42,000)	(42,000)
Additions to long-term debt			641,250,000
Cash dividend to former parent			(650,000,000)
Debt issuance costs	(63,000)		(6,693,000)
Net distributions to parent/former parent		(6,707,000)	(35,609,000)	(104,811,000)	(1,021,038,000)
Net cash required by financing activities	(15,063,000)	(6,719,000)	(132,222,000)	(104,853,000)	(1,021,080,000)
Net increase in cash and cash equivalents	74,683,000	16,949,000	237,368,000	20,486,000	(19,827,000)
Cash and cash equivalents at January 1	294,741,000	57,373,000	57,373,000	36,887,000	56,714,000
Cash and cash equivalents at end of period	$ 369,424,000	$ 74,322,000	$ 294,741,000	$ 57,373,000	$ 36,887,000